Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Detail) - Canada [member] - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 20,522	$ 22,013
Mineral stream interest [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	6,593	7,369
Deferred tax assets other [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	1,798	1,575
Unrealized losses on long term investments [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 12,131	$ 13,069